OPERATING SEGMENT (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING SEGMENT
Schedule of revenue and expenses between operating segments

	2019
						Total	Adjustments and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	eliminations	consolidated
Segment results
Revenues
External revenues	87,897	17,706	18,701	10,609	197	135,110	447	135,557
Inter-segment revenues	3,163	786	16,834	16,265	1,289	38,337	(38,337)	—
Total segment revenues	91,060	18,492	35,535	26,874	1,486	173,447	(37,890)	135,557

Segment results	34,196	2,588	(1,233)	5,763	(60)	41,254	(2,955)	38,299
Other information
Capital expenditures	(11,963)	(10,581)	(5,614)	(7,907)	(21)	(36,086)	(399)	(36,485)
Depreciation and amortization	(14,233)	(3,529)	(2,744)	(3,264)	(21)	(23,791)	(3,413)	(27,204)
Provision recognized in current period	(521)	(665)	(973)	(121)	(13)	(2,293)	581	(1,712)

	2020
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	83,720	20,957	17,729	13,501	219	136,126	321	136,447
Inter-segment revenues	3,297	1,148	18,591	16,139	1,550	40,725	(40,725)	—
Total segment revenues	87,017	22,105	36,320	29,640	1,769	176,851	(40,404)	136,447

Segment results	32,966	4,561	(544)	6,497	107	43,587	(4,440)	39,147
Other information
Capital expenditures	(9,520)	(9,770)	(5,178)	(4,587)	(12)	(29,067)	(212)	(29,279)
Depreciation and amortization	(19,715)	(3,990)	(3,276)	(5,069)	(25)	(32,075)	3,150	(28,925)
Provision recognized in current period	(83)	(511)	(1,390)	(267)	(8)	(2,259)	(85)	(2,344)

	2021
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	84,267	24,930	19,141	14,255	205	142,798	412	143,210
Inter-segment revenues	3,097	187	22,395	18,072	2,395	46,146	(46,146)	—
Total segment revenues	87,364	25,117	41,536	32,327	2,600	188,944	(45,734)	143,210
Segment expenses
Segment results	34,435	5,894	(307)	9,192	199	49,413	(5,674)	43,739
Other information
Capital expenditures	(10,548)	(10,444)	(4,514)	(4,756)	(13)	(30,275)	(46)	(30,321)
Depreciation and amortization	(20,333)	(6,566)	(3,909)	(4,702)	(20)	(35,530)	3,816	(31,714)
Provision recognized in current period	(99)	(285)	(13)	5	(33)	(425)	(49)	(474)

Schedule of revenue reconciliation

	2019	2020	2021
Total segment revenues	173,447	176,851	188,944
Revenue from other non-operating segments	457	336	412
Inter-segment elimination	(38,337)	(40,725)	(46,146)
IFRS reconciliation	(10)	(15)	—
Consolidated operating income	135,557	136,447	143,210

Schedule of segment result reconciliation

	2019	2020	2021
Total segment results	41,254	43,587	49,413
Loss from other non-operating segments	(599)	(627)	(1,237)
Adjustment and inter-segment elimination	1,739	545	(613)
Finance income	1,092	799	558
Finance cost	(4,240)	(4,520)	(4,365)
Share of loss of associated company - net	(166)	(246)	(78)
Impairment loss of investments	(1,172)	(763)	—
IFRS reconciliation	391	372	61
Consolidated operating income	38,299	39,147	43,739

Schedule of capital expenditure reconciliation

	2019	2020	2021
Total segment capital expenditure	(36,086)	(29,067)	(30,275)
Capital expenditure from other non-operating segments	(499)	(369)	(66)
IFRS reconciliation	100	157	20
Consolidated capital expenditure	(36,485)	(29,279)	(30,321)

Schedule of depreciation and amortization reconciliation

	2019	2020	2021
Total segment depreciation and amortization	(23,791)	(32,075)	(35,530)
Depreciation and amortization from other non-operating segments	(223)	(259)	(280)
Adjustment and inter-segment elimination	836	3,442	3,994
IFRS reconciliation	(4,026)	(33)	102
Consolidated depreciation and amortization	(27,204)	(28,925)	(31,714)

Schedule of provision recognized in current year

	2019	2020	2021
Total segment provision	(2,293)	(2,259)	(425)
Provision recognized from other non-operating segments	(11)	(6)	(3)
Adjustment and inter-segment elimination	21	(97)	(46)
IFRS reconciliation	571	18	—
Consolidated provision recognized in current year	(1,712)	(2,344)	(474)

Schedule of revenues information based on the location of the customers

	2019	2020	2021
External revenues
Indonesia	130,979	130,082	136,482
Foreign countries	4,578	6,365	6,728
Total	135,557	136,447	143,210

Schedule of non-current operating assets by geographic area

	2019	2020	2021
Non-current operating assets
Indonesia	156,068	162,388	168,002
Foreign countries	3,552	3,581	2,709
Total	159,620	165,969	170,711